Audit Information	12 Months Ended
Jun. 30, 2025
Auditor [Table]
Auditor Name	TAAD LLP
Auditor Firm ID	5854
Auditor Location	Diamond Bar, CA
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of The RoyaLand Company Ltd. and its subsidiaries (the “Company”) as of June 30, 2025 and 2024, and the related consolidated statements of operations and comprehensive loss, stockholders’ equity (deficit), and cash flows for the year ended June 30, 2025 and 2024 (Successor), for the period from November 29, 2022 to June 30, 2023 (Successor), period from July 1, 2022 to November 28, 2022 (Predecessor), and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2025 and 2024, and the results of its operations and its cash flows for the year ended June 30, 2025 and 2024 (Successor), for the period from November 29, 2022 to June 30, 2023 (Successor), period from July 1, 2022 to November 28, 2022 (Predecessor), in conformity with the International Financial Reporting Standards as issued by the International Accounting Standards Board.